Interests in Joint Operations - Summary of Assets Held in Joint Operations (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of significant joint operations [line items]
Current assets	$ 22,830	$ 24,338
Non-current assets	85,960	78,024	$ 77,945
Total assets	108,790	102,362	$ 101,296
Joint operations [member]
Disclosure of significant joint operations [line items]
Current assets	1,967	1,928
Non-current assets	25,275	25,307
Total assets	$ 27,242	$ 27,235